Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund II
Entity Central Index Key	dei_EntityCentralIndexKey	0001364608
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 17, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 17, 2025
First Trust Dow Jones International Internet ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, effective March 24, 2025, the fifth sentence of the third paragraph under the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

“However, the weight for a single company is capped at 10% and the cumulative weight of all companies with weights greater than 4.5% is capped at 45%.”